INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of credit for income tax
	For the years ended December 31,
	2015	2016
	US$	US$
Income tax benefits:
Current income tax expenses	-	(146,368)
Deferred income tax benefits	1,249,696	2,379,825
Total	1,249,696	2,233,457

Schedule of significant components of the deferred tax assets and liabilities
	December 31,	December 31,
	2015	2016
	US$	US$
Deferred tax assets
Current:
Accruals	-	1,879,890
Valuation allowance	-	(1,816,604)
Net current deferred tax assets	-	63,286
Non-current:
Net operating loss carry forwards	3,611,141	5,797,149
Valuation allowance	(3,611,141)	(5,640,833)
Net non-current deferred tax assets	-	156,316
Total deferred tax assets	-	219,602

Deferred tax liabilities
Non-current:
Acquired intangible assets	12,640,736	9,068,560
Total deferred tax liabilities	12,640,736	9,068,560

Schedule of reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual provision (credit) of income taxes
	For the year ended December 31,
	2015	2016
	US$	US$

Net loss before provision for income taxes	(105,895,819)	(27,526,602)
Statutory tax rates in the PRC	25%	25%
Income tax at statutory tax rate	(26,473,955)	(6,881,651)
Expenses not deductible for tax purposes
Goodwill impairment	21,483,693	-
Entertainment expenses exceeded tax limit	7,687	21,533
Other expenses exceeded tax limit	226,428	-
Effect of income tax rate difference in other jurisdiction	1,551,150	633,997
Changes in unrecognized tax benefits	-	146,368
Changes of valuation allowance	1,955,301	3,846,296
Income tax benefits	(1,249,696)	(2,233,457)

Schedule of Unrecognized Tax Benefits Roll Forward
For the years ended
December 31, 2016
US$
Balance at beginning of the year	70,979
Addition based on tax positions related to the current year	200,040

Balance at end of the year	271,019